As filed with the Securities and Exchange Commission on July 19, 2002

Registration Nos.
33-88460
811-08946

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549
                                   FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   [_]
Pre-Effective Amendment No.                               [_]
Post-Effective Amendment No. 15                           [X]


                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [_]
Amendment No. 59                                                 [X]

                    (Check appropriate box or boxes)

                              SEPARATE ACCOUNT A
                          (Exact Name of Registrant)

                        PACIFIC LIFE INSURANCE COMPANY
                              (Name of Depositor)

                           700 Newport Center Drive
                       Newport Beach, California  92660
        (Address of Depositor's Principal Executive Offices) (Zip Code)

                               (949) 219-3743
              (Depositor's Telephone Number, including Area Code)

                                Diane N. Ledger
                                Vice President
                        Pacific Life Insurance Company
                           700 Newport Center Drive
                       Newport Beach, California  92660
                    (Name and address of agent for service)

                       Copies of all communications to:

           Diane N. Ledger                            Ruth Epstein, Esq.
   Pacific Life Insurance Company                          Dechert
           P. O. Box 9000                           1775 Eye Street, N.W.
    Newport Beach, CA 92658-9030                Washington, D.C. 20006-2401


Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective (check appropriate box)

[_]  immediately upon filing pursuant to paragraph (b) of Rule 485
[X]  on August 1, 2002 pursuant to paragraph (b) of Rule 485

[_]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
[_]  on                   pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Interests in the Separate Account under Pacific Portfolios Variable Annuity individual flexible premium variable annuity contracts.

Filing Fee: None

SEPARATE ACCOUNT A
FORM N-4
CROSS REFERENCE SHEET

PART A

Item No.                                   Prospectus Heading

1.  Cover Page                             Cover Page

2.  Definitions                            TERMS USED IN THIS PROSPECTUS

3.  Synopsis                               AN OVERVIEW OF PACIFIC PORTFOLIOS


4.  Condensed Financial Information        YOUR INVESTMENT OPTIONS -- Variable
                                           Investment Option Performance;
                                           ADDITIONAL INFORMATION -- Financial
                                           Statements; FINANCIAL HIGHLIGHTS

5.  General Description of Registrant,
      Depositor and Portfolio Companies    AN OVERVIEW OF PACIFIC PORTFOLIOS;
                                           PACIFIC LIFE AND THE SEPARATE
                                           ACCOUNT -- Pacific Life, -- Separate
                                           Account A; YOUR INVESTMENT OPTIONS
                                           -- Your Variable Investment Options;
                                           ADDITIONAL INFORMATION -- Voting
                                           Rights

6.  Deductions                             AN OVERVIEW OF PACIFIC PORTFOLIOS;
                                           FEE TABLE; HOW YOUR INVESTMENTS ARE
                                           ALLOCATED -- Transfers; CHARGES, FEES
                                           AND DEDUCTIONS; WITHDRAWALS --
                                           Optional Withdrawals

7.  General Description of Variable
     Annuity Contracts                     AN OVERVIEW OF PACIFIC PORTFOLIOS;
                                           PURCHASING YOUR CONTRACT -- How to
                                           Apply for your Contract; HOW YOUR
                                           INVESTMENTS ARE ALLOCATED; RETIREMENT
                                           BENEFITS AND OTHER PAYOUTS --
                                           Choosing Your Annuity Option, -- Your
                                           Annuity Payments, -- Death Benefits;
                                           ADDITIONAL INFORMATION -- Voting
                                           Rights, -- Changes to Your Contract,
                                           -- Changes to ALL Contracts, --
                                           Inquiries and Submitting Forms and
                                           Requests, -- Timing of Payments and
                                           Transactions

8.  Annuity Period                         RETIREMENT BENEFITS AND OTHER PAYOUTS

9.  Death Benefit                          RETIREMENT BENEFITS AND OTHER PAYOUTS
                                           -- Death Benefits

10. Purchases and Contract Value           AN OVERVIEW OF PACIFIC PORTFOLIOS;
                                           PURCHASING YOUR CONTRACT; HOW YOUR
                                           INVESTMENTS ARE ALLOCATED; PACIFIC
                                           LIFE AND THE SEPARATE ACCOUNT --
                                           Pacific Life; THE GENERAL ACCOUNT --
                                           Withdrawals and Transfers

11. Redemptions                            AN OVERVIEW OF PACIFIC PORTFOLIOS;
                                           CHARGES, FEES AND DEDUCTIONS;
                                           WITHDRAWALS; ADDITIONAL INFORMATION
                                           -- Timing of Payments and
                                           Transactions; THE GENERAL ACCOUNT --
                                           Withdrawals and Transfers

12. Taxes                                  CHARGES, FEES AND DEDUCTIONS
                                           -- Premium Taxes; WITHDRAWALS --
                                           Optional Withdrawals, -- Tax
                                           Consequences of Withdrawals; FEDERAL
                                           TAX STATUS

13. Legal Proceedings                      Not Applicable

14. Table of Contents of the Statement
     of Additional Information             CONTENTS OF THE STATEMENT
                                           OF ADDITIONAL INFORMATION


PART B

Item No.                                   Statement of Additional Information
                                           Heading

15. Cover Page                             Cover Page

16. Table of Contents                      TABLE OF CONTENTS

17. General Information and History        Not Applicable

18. Services                               Not Applicable

19. Purchase of Securities Being Offered   THE CONTRACTS AND THE SEPARATE
                                           ACCOUNT -- Calculating Subaccount
                                           Unit Values, -- Systematic Transfer
                                           Programs

20. Underwriters                           DISTRIBUTION OF THE CONTRACTS --
                                           Pacific Select Distributors, Inc.

21. Calculation of Performance Data        PERFORMANCE

22. Annuity Payments                       THE CONTRACTS AND THE SEPARATE
                                           ACCOUNT -- Variable Annuity Payment
                                           Amounts

23. Financial Statements                   FINANCIAL STATEMENTS


PART C

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

                                  Prospectus

(Included in Post-Effective Amendment No. 14 to the Registrant's Registration Statement on Form N-4/B, file No. 033-88460, Accession No. 0001017062-02-000783 filed on April 30, 2002, and incorporated by reference herein.)

                      Statement of Additional Information

(Included in Post-Effective Amendment No. 14 to the Registrant's Registration Statement on Form N-4/B, file No. 033-88460. Accession No. 0001017062-02-000783 filed on April 30, 2002, and incorporated by reference herein.)

        Supplement dated August 1, 2002 to Prospectus dated May 1, 2002 for the Pacific Portfolios, a variable annuity contract
                    issued by Pacific Life Insurance Company

                       Capitalized terms used in this Supplement are defined in the Prospectus referred to above unless otherwise defined herein. "We," "us", or "our" refer to Pacific Life Insurance Company; "you" or "your" refer to the Contract Owner.

                       This supplement changes the Prospectus to reflect the following:

                      ---------------------------------------------------------
The PURCHASING YOUR    Paragraph 4 of the Purchasing the Guaranteed Protection
CONTRACT section is    Advantage (GPA) Rider (Optional) is amended to read as
amended.               follows:

                       Guaranteed Protection Amount--The Guaranteed Protection Amount is equal to (a) plus (b) plus (c) minus (d); where:

                       (a) is the Contract Value at the start of the Term,

                       (b) is a percentage of each additional Purchase
                           Payment, as determined from the table below, paid to the Contract during the Term,

                       (c) interest earned on Purchase Payments (or portions
                           thereof) allocated to any of the Guaranteed
                           Interest Options (if available under the Contract) during the Term,

                       (d) is a pro rata adjustment for withdrawals made from
                           the Contract during the Term. The adjustment for each withdrawal is calculated by multiplying the Guaranteed Protection Amount prior to the withdrawal by the ratio of the amount of the withdrawal (including any applicable withdrawal charge) to the Contract Value immediately prior to the withdrawal.

                   -----------------------------------------------------------------
                   Contract Year Since            Percentage of Purchase Payment
                   Beginning of Current Year   Added to Guaranteed Protection Amount
                   -----------------------------------------------------------------
                   1 through 4                                 100%
                   5                                            90%
                   6                                            85%
                   7                                            80%
                   8 through 10                                 75%
                   -----------------------------------------------------------------

                       For purposes of determining Contract Value at the start of the Term, if the Effective Date of the Rider is the Contract Date, the Contract Value is equal to the initial Purchase Payment. If the Effective Date of the Rider is a Contract Anniversary, the Contract Value is equal to the Contract Value on that Contract Anniversary.

PPSUPP0802

                                    PART II

Part C:  OTHER INFORMATION

     Item 24.  Financial Statements and Exhibits
               ---------------------------------

               (a)  Financial Statements

                    Part A:  None

                    Part B:

                           (1) Registrant's Financial Statements

                               Audited Financial Statements dated as of December 31, 2001 which are incorporated by reference from the 2001 Annual Report include the following for Separate Account A:

                                 Statements of Assets and Liabilities
                                 Statements of Operations
                                 Statements of Changes in Net Assets
                                 Notes to Financial Statements

                           (2) Depositor's Financial Statements

                               Audited Consolidated Financial Statements dated as of December 31, 2001 and 2000, and for the three year period ended December 31, 2001, included in Part B include the following for Pacific Life:

                                 Independent Auditors' Report
                                 Consolidated Statements of Financial Condition Consolidated Statements of Operations Consolidated Statements of Stockholder's Equity Consolidated Statements of Cash Flows
                                 Notes to Consolidated Financial Statements

                    (b)  Exhibits

                    1.   (a)  Resolution of the Board of Directors of the
                              Depositor authorizing establishment of Separate Account A and Memorandum establishing Separate Account A./1/

                         (b) Memorandum Establishing Two New Variable Accounts--Aggressive Equity and Emerging Markets Portfolios./1/

                         (c) Resolution of the Board of Directors of Pacific Life Insurance Company authorizing conformity to the terms of the current Bylaws./3/

                    2.   Not applicable

                    3.   (a)  Distribution Agreement between Pacific Mutual Life
                              and Pacific Select Distributors, Inc. ("PSD") /1/

                         (b) Form of Selling Agreement between Pacific Mutual Life, PSD and Various Broker-Dealers /1/

                    4.   (a)  Form of Individual Flexible Premium Variable
                              Accumulation Annuity Contract /2/

                         (b)  Qualified Plan Loan Endorsement /1/

                         (c)  Qualified Pension Plan Rider /1/

                         (d)  403(b) Tax-Sheltered Annuity Rider /12/


                         (e)  Section 457 Plan Rider /1/

                         (f) Endorsement for 403(b) Texas Optional Retirement Program (ORP) /1/

                         (g) Individual Retirement Annuity Rider (Form No. 20-15400) /12/


                         (h) Roth Individual Retirement Annuity Rider (Form No. 20-14000) /12/


                         (i) SIMPLE Individual Retirement Annuity Rider (Form No. 20-15300) /12/


                         (j)  DCA Plus Fixed Option Endorsement
                              (Form No. E-DCA 697)/3/

                         (k) Guaranteed Minimum Death Benefit Endorsement (Form E-GMDB 398) /3/

                         (l) Enhanced Guaranteed Minimum Death Benefit Rider (Form R-EGMDB 398) /3/

                         (m)  Guaranteed Income Advantage (GIA) Rider
                              (Form No. 23-113499) /5/

                         (n) Guaranteed Earnings Enhancement (EEG) Rider (Form No. 20-14900) /9/

                         (o) Form of Guaranteed Protection Advantage (GPA) Rider (Form No. 20-16200) /11/

                         (p)  Qualified Retirement Plan Rider /12/


                         (q) Guaranteed Protection Advantage (GPA) Rider (Form No. 20-17700)


                    5.   (a)  Variable Annuity Application. (Form No. 25-12410)
                              /8/

                         (b)  Variable Annuity PAC APP /1/

                         (c)  Application/Confirmation Form/6/

                         (d) Form of Guaranteed Earnings Enhancement (EEG) Rider Request Application /9/

                         (e) Guaranteed Protection Advantage (GPA) Rider Request Form (Form No. 2066-2A)


                    6.   (a)  Pacific Life's Articles of Incorporation /3/

                         (b)  By-laws of Pacific Life /3/

                    7.   Not applicable

                    8.   Fund Participation Agreement /10/

                         (a)  Fund Participation Agreement /10/

                         (b) Addendum to Fund Participation Agreement (adding the Strategic Value and Focused 30 Portfolios) /10/

                         (c) Addendum to Fund Participation Agreement (adding nine new Portfolios) /10/

                         (d) Addendum to Fund Participation Agreement (adding the Equity Income and Research Portfolios) /12/

                    9. Opinion and Consent of legal officer of Pacific Mutual Life as to the legality of Contracts being registered. /1/

                    10.  Independent Auditors' Consent /12/


                    11.  Not applicable

                    12.  Not applicable

                    13.  Performance Calculations /12/


                    14.  Not applicable

                    15.  Powers of Attorney /12/


                    16.  Not applicable

/1/ Included in Registrant's Form N-4, File No. 33-88460, Accession No. 0000898430-96-001377 filed on April 19, 1996 and incorporated by reference herein.

/2/ Included in Registrant's Form N-4, File No. 33-88460, Accession No. 0001017062-97-000794 filed on April 30, 1997 and incorporated by reference herein.

/3/ Included in Registrant's Form N-4, File No. 33-88460, Accession No. 0001017062-98-000945 filed on April 29, 1998 and incorporated by reference herein.

/4/ Included in Registrant's Form N-4, File No. 33-88460, Accession No. 0001017062-99-000659 filed on April 15, 1999 and incorporated by reference.

/5/ Included in Registrant's Form 497, File No. 33-88460, Accession No. 0001017062-99-001607 filed on September 14, 1999 and incorporated by reference herein.

/6/ Included in Registrant's Form N-4/B, File No. 33-88460, Accession No. 0001017062-00-000577 filed on February 29, 2000 and incorporated by reference herein.

/7/ Included in Registrant's Form N-4/B, File No. 33-88460, Accession No. 0001017062-00-000955 filed on April 21, 2000 and incorporated by reference herein.

/8/ Included in Registrant's Form N-4/B, File No. 33-88460, Accession No. 0001017062-00-000955 filed on December 7, 2000 and incorporated by reference herein.

/9/ Included in Registrant's Form N-4/A, File No. 33-88460, Accession No. 0001017062-01-000459 filed on March 2, 2001, and incorporated by reference herein.

/10/ Included in Registrant's Form N-4/A, File No. 33-88460, Accession No. 0001017062-01-500083 filed on April 25, 2001 and incorporated by reference herein.

/11/ Included in Registrant's Form N-4/A, File No. 33-88460, Accession No. 0000898430-01-503116 filed on October 25, 2001, and incorporated by reference herein.


/12/ Included in Registrant's Form N-4/B, File No. 33-88460, Accession No. 0001017062-02-000783 filed on April 30, 2002, and incorporated by reference herein.


Item 25.  Directors and Officers of Pacific Life

                       Positions and Offices
Name and Address       with Pacific Life

Thomas C. Sutton       Director, Chairman of the Board, and Chief Executive
                       Officer

Glenn S. Schafer       Director and President

Khanh T. Tran          Director, Executive Vice President and Chief Financial
                       Officer

David R. Carmichael    Director, Senior Vice President and General Counsel

Audrey L. Milfs        Director, Vice President and Corporate Secretary

Edward R. Byrd         Vice President and Controller

Brian D. Klemens       Vice President and Treasurer

Gerald W. Robinson     Executive Vice President
______________________________
The address for each of the persons listed above is as follows:

700 Newport Center Drive
Newport Beach, California 92660

Item 26. Persons Controlled by or Under Common Control with Pacific Life or Separate Account A

          The following is an explanation of the organization chart of Pacific Life's subsidiaries:

                  PACIFIC LIFE, SUBSIDIARIES & AFFILIATED ENTERPRISES
                                   LEGAL STRUCTURE

          Pacific Life is a California Stock Life Insurance Company wholly-owned by Pacific LifeCorp (a Delaware Stock Holding Company) which is, in turn, 99% owned by Pacific Mutual Holding Company (a California Mutual Holding Company). Pacific Life is the parent company of Pacific Asset Management LLC (a Delaware Limited Liability Company), Pacific Life & Annuity Company (an Arizona Stock Life Insurance Company), Pacific Select Distributors, Inc., and World-Wide Holdings Limited (a United Kingdom Corporation). Pacific Life also has a 50% ownership of Pacific Mezzanine Associates, L.L.C. (a Delaware Limited Liability Company). A subsidiary of Pacific Mezzanine Associates, L.L.C. is Pacific Mezzanine Investors, L.L.C., (a Delaware Limited Liability Company) who is the sole general partner of the PMI Mezzanine Fund, L.P. (a Delaware Limited Partnership). Subsidiaries of Pacific Asset Management LLC owns PMRealty Advisors Inc. and Pacific Financial Products Inc. (a Delaware Corporation) and has a non-managing membership interest in Allianz-PacLife Partners LLC ( a Delaware Limited Liability Company), Pacific Financial Products, Inc. and Allianz-PacLife Partners LLC own the Class E units of PIMCO Advisors L.P. (a Delaware Limited Partnership). Subsidiaries of Pacific Select Distributors, Inc. include: Associated Financial Group, Inc. along with its subsidiary Associated Securities Corporation; Mutual Service Corporation (a Michigan Corporation), along with its subsidiaries Advisors' Mutual Service Center, Inc. (a Michigan Corporation) and Titan Value Equities Group, Inc.; and United Planners' Group, Inc. (an Arizona Corporation), along with its subsidiary United Planners' Financial Services of America (an Arizona Limited Partnership). Subsidiaries of World-Wide Holdings Limited include: World-Wide Reassurance Company Limited (a United Kingdom Corporation) and World-Wide Reassurance Company (BVI) Limited (a British Virgin Islands Corporation). All corporations are 100% owned unless otherwise indicated. All entities are California corporations unless otherwise indicated.

Item 27.  Number of Contractholders

          Approximately  32,946 Qualified
                         35,696 Non-Qualified

Item 28.  Indemnification

     (a) The Distribution Agreement between Pacific Life and Pacific Select Distributors, Inc. (PSD) provides substantially as follows:

         Pacific Life hereby agrees to indemnify and hold harmless PSD and its officers and directors, and employees for any expenses (including legal expenses), losses, claims, damages, or liabilities incurred by reason of any untrue or alleged untrue statement or representation of a material fact or any omission or alleged omission to state a material fact required to be stated to make other statements not misleading, if made in reliance on any prospectus, registration statement, post-effective amendment thereof, or sales materials supplied or approved by Pacific Life or the Separate Account. Pacific Life shall reimburse each such person for any legal or other expenses reasonably incurred in connection with investigating or defending any such loss, liability, damage, or claim. However, in no case shall Pacific Life be required to indemnify for any expenses, losses, claims, damages, or liabilities which have resulted from the willful misfeasance, bad faith, negligence, misconduct, or wrongful act of PSD.

         PSD hereby agrees to indemnify and hold harmless Pacific Life, its officers, directors, and employees, and the Separate Account for any expenses, losses, claims, damages, or liabilities arising out of or based upon any of the following in connection with the offer or sale of the contracts: (1) except for such statements made in reliance on any prospectus, registration statement or sales material supplied or approved by Pacific Life or the Separate Account, any untrue or alleged untrue statement or representation is made; (2) any failure to deliver a currently effective prospectus; (3) the use of any unauthorized sales literature by any officer, employee or agent of PSD or Broker; (4) any willful misfeasance, bad faith, negligence, misconduct or wrongful act. PSD shall reimburse each such person for any legal or other expenses reasonably incurred in connection with investigating or defending any such loss, liability, damage, or claim.

     (b) The Form of Selling Agreement between Pacific Life, Pacific Select Distributors, Inc. (PSD) and Various Broker-Dealers provides substantially as follows:

         Pacific Life and PSD agree to indemnify and hold harmless Selling Broker-Dealer and General Agent, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act, or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact or any omission or alleged omission to state a material fact required to be stated or necessary to make the statements made not misleading in the registration statement for the Contracts or for the shares of Pacific Select Fund (the "Fund") filed pursuant to the 1933 Act, or any prospectus included as a part thereof, as from time to time amended and supplemented, or in any advertisement or sales literature approved in writing by Pacific Life and PSD pursuant to Section IV.E. Of this Agreement.

         Selling Broker-Dealer and General Agent agree to indemnify and hold harmless Pacific Life, the Fund and PSD, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon: (a) any oral or written misrepresentation by Selling Broker-Dealer or General Agent or their officers, directors, employees or agents unless such misrepresentation is contained in the registration statement for the Contracts or Fund shares, any prospectus included as a part thereof, as from time to time amended and supplemented, or any advertisement or sales literature approved in writing by Pacific Life and PSD pursuant to Section IV.E. of this Agreement, (b) the failure of Selling Broker-Dealer or General Agent or their officers, directors, employees or agents to comply with any applicable provisions of this Agreement or (c) claims by Sub-agents or employees of General Agent or Selling Broker-Dealer for payments of compensation or remuneration of any type. Selling Broker-Dealer and General Agent will reimburse Pacific Life or PSD or any director, officer, agent or employee of either entity for any legal or other expenses reasonably incurred by Pacific Life, PSD, or such officer, director, agent or employee in connection with investigating or defending any such loss, claims, damages, liability or action. This indemnity agreement will be in addition to any liability which Broker-Dealer may otherwise have.

Item 29.  Principal Underwriters

          (a) PSD also acts as principal underwriter for Pacific Select Separate Account, Pacific Select Exec Separate Account, Pacific Select Variable Annuity Separate Account, Pacific Corinthian Variable Separate Account, Separate Account B, Pacific Life and Annuity, Pacific Select Exec Separate Account, Pacific Life and Annuity Separate Account A, COLI Separate Account, COLI II Separate Account, COLI III Separate Account and Pacific Select Fund.

          (b) For information regarding PSD, reference is made to Form B-D, SEC File No. 8-15264, which is herein incorporated by reference.

          (c) PSD retains no compensation or net discounts or commissions from the Registrant.

Item 30.  Location of Accounts and Records

               The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules under that section will be maintained by Pacific Life at 700 Newport Center Drive, Newport Beach, California 92660.

Item 31.  Management Services

          Not applicable

Item 32.  Undertakings

          The registrant hereby undertakes:

          (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in this registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted, unless otherwise permitted.

          (b) to include either (1) as a part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information, or (3) to deliver a Statement of Additional Information with the Prospectus.

          (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

Additional Representations

     (a) The Registrant and its Depositor are relying upon American Council of Life Insurance, SEC No-Action Letter, SEC Ref. No. 1P-6-88 (November 28, 1988) with respect to annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and the provisions of paragraphs (1)-(4) of this letter have been complied with.

     (b) The Registrant and its Depositor are relying upon Rule 6c-7 of the Investment Company Act of 1940 with respect to annuity contracts offered as funding vehicles to participants in the Texas Optional Retirement Program, and the provisions of Paragraphs (a)-(d) of the Rule have been complied with.

     (c) REPRESENTATION PURSUANT TO SECTION 26(e) OF THE INVESTMENT COMPANY ACT OF 1940: Pacific Life Insurance Company and Registrant represent that the fees and charges to be deducted under the Variable Annuity Contract ("Contract") described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the Contract.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485 (b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 15 to the Registration Statement on Form N-4 to be signed on its behalf by the undersigned thereunto duly authorized in the City of Newport Beach, and the State of California on this 19th day of July, 2002.


                               SEPARATE ACCOUNT A
                                   (Registrant)
                               By: PACIFIC LIFE INSURANCE COMPANY

                               By: __________________________________________
                                   Thomas C. Sutton*
                                   Chairman and Chief Executive Officer


                               By: PACIFIC LIFE INSURANCE COMPANY
                                   (Depositor)

                               By: __________________________________________
                                   Thomas C. Sutton*
                                   Chairman and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 15 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated:


     Signature          Title                                      Date

_____________________   Director, Chairman of the Board        July 19, 2002
Thomas C. Sutton*       and Chief Executive Officer


_____________________   Director and President                 July 19, 2002
Glenn S. Schafer*


_____________________   Director, Executive Vice President     July 19, 2002
Khanh T. Tran*          and Chief Financial Officer


_____________________   Director, Senior Vice President        July 19, 2002
David R. Carmichael*    and General Counsel


_____________________   Director, Vice President and           July 19, 2002
Audrey L. Milfs*        Corporate Secretary


_____________________   Vice President and Controller          July 19, 2002
Edward R. Byrd*


_____________________   Vice President and Treasurer           July 19, 2002
Brian D. Klemens*


_____________________   Executive Vice President               July 19, 2002
Gerald W. Robinson*


*By: /s/ DAVID R. CARMICHAEL                                   July 19, 2002
    _____________________________
     David R. Carmichael
     as attorney-in-fact


(Powers of Attorney are contained in Post-Effective Amendment No. 14 to the Registration Statement filed on April 30, 2002, on Form N-4/B for Separate Account A, Accession No. 0001017062-02-000783, File No. 33-88460, as Exhibit 15.)